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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number:
         This Amendment (Check only one.): [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Narragansett Management, LP
Address:      540 Madison Avenue, 38th Floor, New York, New York 10022

Form 13F File Number: 28-10059

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Nancy O'Connor
Title:      Chief Financial Officer
Phone:      (212) 813-5800

Signature, Place, and Date of Signing:

   /s/ Nancy O'Connor          New York, New York             5/15/06
   --------------------        ------------------        -----------------
        [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13 NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     25
Form 13F Information Table Value Total:     $124,890
List of Other Included Managers:            None


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
                                                                                                                VOTING AUTHORITY
                                                                                                             -----------------------
                                 TITLE OF                  VALUE    SHARES OR         INVESTMENT    OTHER
       NAME OF ISSUER             CLASS         CUSIP     (X1000)   PRIN. AMT.        DISCRETION   MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ANDRX GROUP                    COMMON STOCK   034553107    1,187        50,000   SH      SOLE                 50,000               -
ANDRX GROUP                    COMMON STOCK   034553107    2,374       100,000  CAL      SOLE                      -               -
BERKSHIRE HATHAWAY INC         CLASS A        084670108    5,421            60   SH      SOLE                     60               -
CALLIDUS SOFTWARE INC          COMMON STOCK   13123E500    2,170       488,800   SH      SOLE                488,800               -
CONOR MEDSYSTEMS INC           COMMON STOCK   208264101   13,230       450,000   SH      SOLE                450,000               -
CORCEPT THERAPEUTICS INC       COMMON STOCK   218352102      780       149,150   SH      SOLE                149,150               -
DENNY'S CORPORATION            COMMON STOCK   24869P104      594       124,700   SH      SOLE                124,700               -
DEXCOM INC.                    COMMON STOCK   252131107    7,044       347,510   SH      SOLE                347,510               -
FORTUNET INC                   COMMON STOCK   34969Q100    9,681       674,602   SH      SOLE                674,602               -
HOLOGIC INC                    COMMON STOCK   436440101    6,238       112,700   SH      SOLE                112,700               -
INSPIRE PHARMACEUTICALS INC    COMMON STOCK   457733103      523       100,000   SH      SOLE                100,000               -
KOS PHARMACEUTICALS INC        COMMON STOCK   500648100    2,514        52,623   SH      SOLE                 52,623               -
LIQUIDITY SERVICES INC         COMMON STOCK   53635B107      674        55,000   SH      SOLE                 55,000               -
MANNKIND CORP                  COMMON STOCK   56400P201   11,915       582,907   SH      SOLE                582,907               -
MEDTRONIC INC                  COMMON STOCK   585055106   18,270       360,000   SH      SOLE                360,000               -
NEKTAR THERAPEUTICS            COMMON STOCK   640268108    3,073       150,774   SH      SOLE                150,774               -
NMT MEDICAL INC                COMMON STOCK   629294109    4,717       291,507   SH      SOLE                291,507               -
ORACLE CORP                    COMMON STOCK   68389X105    5,476       400,000   SH      SOLE                400,000               -
RADIO ONE INC                  CLASS D        75040P405      746       100,000   SH      SOLE                      -         100,000
RESEARCH IN MOTION LTD         COMMON STOCK   760975102    8,488       100,000   SH      SOLE                100,000               -
ST JUDE MEDICAL INC            COMMON STOCK   790849103   10,086       246,000   SH      SOLE                246,000               -
VALEANT PHARMACEUTICALS INTL   COMMON STOCK   91911X104    2,378       150,000  CAL      SOLE                      -
WATSON PHARMACEUTICALS INC     COMMON STOCK   942683103    2,874       100,000  CAL      SOLE                      -               -
WATSON PHARMACEUTICALS INC     COMMON STOCK   942683103    1,437        50,000   SH      SOLE                 50,000               -
XTL BIOPHARMACEUTICALS LTD     SPONSORED ADR  98386D109    3,000       500,000   SH      SOLE                500,000               -